Christopher J. Madin Vice President, Corporate Counsel Law Department The Prudential Insurance Company of America 280 Trumbull Street, Hartford, CT 06103 Tel: 860-534-6087 christopher.madin@prudential.com

August 15, 2024

Alberto H. Zapata, Esq.
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management - Disclosure Review and Accounting Office
100 F Street NE
Washington DC 20549

Re:	Prudential FlexGuard® Life IVUL submission Pruco Life Insurance Company (“Pruco Life”) (Depositor) Pruco Life Variable Universal Account (Registrant) Registration Nos. 333-265486 and 811-05826

Mr. Zapata:

We are filing Post-Effective Amendment No. 4 and Amendment No. 259 to the above-referenced registration statement on Form N-6. This amendment is being filed pursuant to Rule 485(a), solely for the purpose of including in this registration statement a new Prospectus relating to certain new features. This amendment does not amend or delete the currently effective Prudential FlexGuard® Life IVUL (“FGL-2022”) Prospectus, Statements of Additional Information, or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein. FGL-2022 has been offered continuously since it was declared effective on October 5, 2022. Once this Amendment becomes effective, and subject to state approval, this new version of Prudential FlexGuard Life® IVUL (“FGL-2025”) will replace FGL-2022 for new offers and sales.

Prudential FlexGuard® Life IVUL is issued by Pruco Life and one of its separate accounts, the Pruco Life Variable Universal Account (the “Account”). The Account, a unit investment trust, is registered under the Investment Company Act of 1940 and there is, on file, a registration statement on Form N-8B-2, Registration No. 811-05826.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the Prudential FlexGuard® Life IVUL design as listed below. Except as disclosed below, the disclosure set forth in this registration statement is not substantially different from disclosure previously filed and approved by the Commission in relation to Prudential FlexGuard® Life IVUL.

In order to assist with the review, we are providing you with a courtesy copy of the registration statement and a comparison document. The comparison document includes the Prospectus, Statement of Additional Information, and Initial Summary Prospectus of this registration statement compared to the same documents in the most recent FGL-2022 485(b) filing. The differences are color-coded to highlight the changes that we have made in this filing. New text has been underlined and deleted text is represented with a "—" through the deleted text.

The significant differences between FGL-2025 and FGL-2022 reflect changes to the product's charges and expenses, producer compensation options, and the addition of the Other Goods And Services Rider. In approximately two weeks we will be submitting a new S-3 to be used in conjunction with this and the currently sold version of Prudential FlexGuard® Life IVUL.

To meet Pruco Life’s internal product launch deadline we would appreciate Staff comments within sixty (60) calendar days of this filing. After receiving and addressing staff comments, we will file a Post-Effective Amendment to the Registration Statement that will include, among other things, financial statements of the Depositor and Registrant, iXBRL tags, applicable opinions and consents, powers of attorney, and any other exhibits required by Form N-6.

Please feel free to contact me if you have any questions regarding this filing. I can be reached at (860) 534-6087 (office) or (860) 459-2006 (cell).

Respectfully yours,

/s/ Christopher J. Madin	August 15, 2024

Christopher J. Madin Vice President and Corporate Counsel Pruco Life Insurance Company	Date

Via EDGAR